Voya Retirement Aggressive Portfolio Expense Example - Voya Retirement Aggressive Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	1,443
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	$ 869